Overview (Details) - USD ($)	Jul. 16, 2025	Jun. 25, 2025	Mar. 31, 2026	Dec. 22, 2025	Mar. 21, 2024
Overview [Line Items]
Nominal par value (in Dollars per share)				$ 1
Underwriting discounts (in Dollars)	$ 9,200,000
Class B Ordinary Shares [Member]
Overview [Line Items]
Nominal par value (in Dollars per share)					$ 0.00001
Authorized share capital					25,000,000
DMD Ventures Limited [Member] | Class B Ordinary Shares [Member]
Overview [Line Items]
Ordinary shares issued			10		2,999,980
DMD Ventures Limited [Member] | Class A Ordinary Shares [Member]
Overview [Line Items]
Ordinary shares issued					13,000,000
KMV [Member] | Class B Ordinary Shares [Member]
Overview [Line Items]
Ordinary shares issued			3,000,000		25,000,000
Nominal par value (in Dollars per share)					$ 0.00001
Ordinary shares outstanding			3,000,000
KMV [Member] | Class A Ordinary Shares [Member]
Overview [Line Items]
Ordinary shares issued			13,000,000
Nominal par value (in Dollars per share)					$ 0.00001
Authorized share capital					4,975,000,000
Ordinary shares outstanding			13,000,000
KMV [Member] | Re-Classification Exercise [Member]
Overview [Line Items]
Ordinary shares issued					10
Initial Public Offering [Member]
Overview [Line Items]
Ordinary shares issued		2,000,000
Nominal par value (in Dollars per share)		$ 4
Underwriting discounts (in Dollars)		$ 8,000,000
Over-Allotment Options [Member]
Overview [Line Items]
Ordinary shares issued	300,000
Nominal par value (in Dollars per share)	$ 4
Underwriting discounts (in Dollars)	$ 1,200,000
Ordinary Shares [Member] | PMV [Member]
Overview [Line Items]
Ordinary shares issued			100
Ordinary Shares [Member] | KMV [Member]
Overview [Line Items]
Ordinary shares issued					5,000,000,000
Share capital (in Dollars)					$ 50,000
Nominal par value (in Dollars per share)					$ 0.00001